CONTINGENT ASSETS AND LIABILITIES (Details) $ in Millions			1 Months Ended	6 Months Ended	8 Months Ended	11 Months Ended
	Sep. 26, 2025 USD ($)	Aug. 26, 2025 USD ($) t	Feb. 28, 2025 USD ($)	Dec. 31, 2025 USD ($) a	Sep. 26, 2025 USD ($)	Dec. 31, 2025 USD ($)
Disclosure of detailed information about investment property [line items]
Government grants, obligation				$ 55.2
Government grants				$ 59.8		$ 59.8
U.S. DoW Industrial Base Analysis And Sustainment Grant Program (IBAS)
Disclosure of detailed information about investment property [line items]
Government grants, obligation	$ 25.0	$ 12.5	$ 5.0		$ 42.5	$ 42.5
Government grants			$ 47.1
Government grants, capacity scale-up nonmonetary amount | t		1,400
Government grants, remaining obligation	$ 4.6
Titan Project
Disclosure of detailed information about investment property [line items]
Exploration And Evaluation Assets, Area of Land | a				10,086
Area of land owned | a				1,486
Area of land subject to long-term lease | a				674
Area of land subject to exclusive option agreements | a				7,926